Rental Expenses and Lease Commitments (Tables)	12 Months Ended
Jan. 01, 2012
Rental Expense and Lease Commitments [Abstract]
Schedule of minimum rental payments under operating leases	(Dollars in Millions)

2012	2013	2014	2015	2016	After 2016	Total
$188	162	131	104	82	65	732